Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Carrying Amount, Website, beginning	$ 6,075
Net Carrying Amount, Amortization expenses	5,000	$ 5,000
Net Carrying Amount, Website, ending	919	6,075
Finite-Lived Intangible Assets [Member]
Net Carrying Amount, Website, beginning	6,075	10,700
Net Carrying Amount, Amortization expenses	(5,156)	(4,625)
Net Carrying Amount, Website, ending	$ 919	$ 6,075	$ 10,700
Weighted average amortization period (years), Website	7 months 2 days	1 year 7 months 2 days	2 years 7 months 2 days